Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Derivative Liabilities

All derivative liabilities were exercised, and as of June 30, 2025, the Company had no remaining outstanding derivative liabilities.

Fair Value of Embedded Derivatives ($ in thousands)
Beginning balance at July 1, 2024	$-
New derivative liabilities	2,193
Change in fair value of derivative liabilities	278
Conversion of derivative liabilities	(2,471)
Ending balance at June 30, 2025	$-